Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Net of Allowance Credit Loss

Accounts receivable, net as of December 31, 2025 and 2024 consists of the following:

	As of December 31,
	2025	2024
Accounts receivable,	$15,394,624	$15,094,175
Less: allowance for expected credit loss	(1,911,104)	(1,929,117)
Accounts receivable, net	$13,483,520	$13,165,058

Schedule of Allowance for Credit Losses

The movement of allowances for credit loss for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of the year	$1,929,117	$1,905,008	$1,341,865
(Reversal)/addition	(99,437)	75,975	601,272
Exchange adjustments	81,424	(51,866)	(38,129)
Balance at end of the year	$1,911,104	$1,929,117	$1,905,008